Hedge Accounting - Summary of Fair Value Hedge Instruments (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 215,277,000,000	R$ 116,430,000,000
Fair value hedge [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	29,788,000,000	19,431,000,000
Fair value hedge [Member] | Interest rate risk [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	29,788,000,000	19,431,000,000
Book Value, Assets	2,871,000,000	766,000,000
Book value, Liabilities	5,812,000,000	4,636,000,000
Variation in the amount used to calculate hedge ineffectiveness	741,000,000	426,000,000
Hedge ineffectiveness recognized in income	(19,000,000)	15,000,000
Fair value hedge [Member] | Interest rate risk [Member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	29,788,000,000	19,431,000,000
Book Value, Assets	2,871,000,000	766,000,000
Book value, Liabilities	5,812,000,000	4,636,000,000
Variation in the amount used to calculate hedge ineffectiveness	741,000,000	426,000,000
Hedge ineffectiveness recognized in income	R$ (19,000,000)	R$ 15,000,000